Note 8 - Commitments and Contingencies (Details Textual) - USD ($)	Jun. 30, 2020	Nov. 07, 2019
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 20,900,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Next Twelve Months	20,200,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Next Two Years	700,000
Purchase of Vessels [Member]
Cash Issued Per Vessel Purchased		$ 500,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total	530,000
Estimated Litigation Liability	$ 150,000